Employees - Summary of Movements in Irrecoverable Surplus (Detail) - Irrecoverable Surplus [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Beginning balance	€ (37)
Interest Income	(1)
Change in irrecoverable surplus in excess of interest	2	€ (37)
Currency retranslation	10
Ending balance	(26)	(37)
Rest of The World [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(37)
Interest Income	(1)
Change in irrecoverable surplus in excess of interest	2	(37)
Currency retranslation	10
Ending balance	€ (26)	€ (37)